UNITED STATES SECURTIES
                        AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549
                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

This Amendment is a restatement

Institutional Investment Manager Filing this report:

     FBB Capital Partners
     4520 East West Highway
     Suite 450
     Bethesda, MD  20814

13F File Number:  028-05863

The institutional investment manager filing this report and the person by whom it is signed is herby represent that the person signing the report is authorized to submit it, that all information is contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

     Name:     Bridget M. Simpson
     Title:    Operations Manager
     Phone:    ###-##-####

Electronic Signature,

Bridget M. Simpson                 May 12, 2010
4520 East West Highway
Suite 450
Bethesda, MD  20814
Report Type - 13F Holdings Report

 1/100th Berkshire Hathaway  com    084670108     $243,600.00      200   sole
 Inc
 3M Company                  com    88579Y101     $1,618,014.3 19361.19   sole
                                                          4
 AAG Hlds 7.25%              pfd    000336305     $789,305.25    32415   sole
 ABB Ltd Sponsored ADR       com    000375204     $686,824.32    31448   sole
 Abbott Laboratories         com    002824100     $365,219.81 6932.798   sole
 Advanced Micro Devices,     com    007903107     $226,744.20    24460   sole
 Inc.
 Aflac Incorporated          com    001055102     $1,665,610.7 30679.88   sole
                                                          3
 Agilent Technologies, Inc.  com    00846U101     $251,734.80     7320   sole
 Air Products and Chemicals, com    009158106     $1,117,050.0 15105.48   sole
 In                                                       7
 Akamai Technologies         com    00971T101     $2,316,125.3    73715   sole
                                                          0
 Allianz SE 8.375%           pfd    018805200     $1,003,428.7    38873   sole
                                                          5
 Allstate Corporation        com    020002101     $320,338.93 9914.544   sole
 Altria Group, Inc.          com    02209S103     $693,595.73 33800.96   sole
 AMB Property Corp Pfd Ser O pfd    00163t505     $243,172.57 10269.11   sole
 7%
 Amer Fin 7.125%             pfd    025932203     $771,872.50    31505   sole
 American Electric Power     com    025537101     $613,737.17 17956.03   sole
 Compan
 American Express Company    com    025816109     $1,155,362.5    28002   sole
                                                          7
 Amgen Inc.                  com    031162100     $3,096,770.4    51753   sole
                                                          6
 Annaly Mtg Mgmt Inc         com    035710409     $769,916.63 44814.71   sole
 Aon Corp.                   com    037389103     $518,333.42 12136.11   sole
 Apache Corporation          com    037411105     $2,773,476.0 27324.89   sole
                                                          7
 Apollo Invt Corp Com        com    03761U106     $254,371.66 19982.06   sole
 Apple Computer, Inc.        com    037833100     $404,905.00     1723   sole
 ASTRONICS CORP COM          com    046433108     $166,495.32    16972   sole
 AT&T Inc.                   com    00206R102     $2,087,889.2 80800.67   sole
                                                          5
 Atmos Energy Corporation    com    049560105     $2,059,824.2 72097.46   sole
                                                          6
 Bank of America 7%          pfd    055188205     $459,152.68    19757   sole
 Bank Of America 7.25% pfd   pfd    060505724     $675,981.57    27535   sole
 Bank Of America Corporation com    060505104     $2,995,765.0   167830   sole
                                                          8
 Barclays Bank 7.75          pfd    06739H511     $209,418.00     8360   sole
 Barclays Bk 8.125%          pfd    06739H362     $352,123.20    13680   sole
 Barclays Bk Plc 6.625%      pfd    06739f390     $836,495.00    36850   sole
 Baxter International Inc.   com    071813109     $417,061.20     7166   sole
 BB&T Corporation            com    054937107     $241,220.57 7447.378   sole
 Berkshire Hathaway Inc.     com    084670702     $3,521,754.1    43334   sole
 Class                                                    8
 BHP Billiton Limited        com    088606108     $1,470,744.8 18311.07   sole
                                                          6
 BP Plc Sponsored ADR        com    055622104     $2,638,948.4 46240.56   sole
                                                          8
 BP Prudhoe Bay Rty Tr Unit  com    055630107     $1,990,638.2  20160.4   sole
 Ben                                                      0
 C. R. Bard, Inc.            com    067383109     $928,026.10 10713.76   sole
 Canon Inc ADR               com    138006309     $354,153.44     7664   sole
 Capital One 7.5% Pfd        pfd    14041L204     $309,708.00    12600   sole
 Caterpillar Inc.            com    149123101     $2,546,733.8 40520.82   sole
                                                          0
 CBIZ Inc                    com    124805102     $427,509.90    65070   sole
 CBS CP 7.25%                pfd    124857301     $686,865.10    27910   sole
 Celgene Corp                com    151020104     $999,414.80    16130   sole
 Cemex S.A. de C.V ADR       com    151290889     $129,115.66    12646   sole
 Charles Schwab Corporation  com    808513105     $520,680.74 27858.79   sole
 Chesapeake Energy           com    165167107     $762,136.65 32239.28   sole
 Corporation
 Chevron Corporation         com    166764100     $2,624,513.2 34610.49   sole
                                                          6
 China Petroleum & Chemical  com    16941R108     $253,874.88     3087   sole
 Cor
 Church & Dwight Co., Inc.   com    171340102     $1,379,713.5 20608.12   sole
                                                          3
 Cisco Systems, Inc.         com    17275R102     $4,169,953.9   160198   sole
                                                          4
 Citigroup Cap 6.35%         pfd    17311H209     $669,142.50    34315   sole
 Citigroup Cap 7.25%         pfd    17311U200     $224,604.00    10200   sole
 Citigroup Captl VII 7.125%  pfd    17306N203     $336,556.00    15298   sole
 Citigroup Inc.              com    172967101      $80,168.92  19794.8   sole
 Clorox Company              com    189054109     $3,374,688.5 52614.41   sole
                                                          2
 Coca-Cola Company           com    191216100     $637,366.89 11588.49   sole
 Cohen & Steers Quality      com    19247L106      $96,901.33 13590.65   sole
 Income
 Colgate-Palmolive Company   com    194162103     $233,477.38 2738.416   sole
 ConocoPhillips              com    20825C104     $3,511,114.8 68616.67   sole
                                                          2
 Consolidated Edison, Inc.   com    209115104     $364,566.80 8185.155   sole
 DENTSPLY International Inc. com    249030107     $816,968.71 23422.27   sole
 Deutsche Bank 6.625%        pfd    25153Y206     $972,733.05    42201   sole
 Deutsche Bank 7.35%         pfd    25154D102     $648,141.45    26905   sole
 Diageo Plc                  com    25243Q205     $794,898.25    11785   sole
 Dominion Res 8.375 Jr Sub   pfd    25746U604     $665,886.60    23970   sole
 Nts
 Dominion Resources, Inc.    com    25746U109     $3,416,609.0 83108.95   sole
                                                          8
 Dow Chemical Company        com    260543103     $485,305.40 16412.09   sole
 Duke Energy Corporation     com    26441C105     $290,965.77 17828.79   sole
 Duke Realty 6.625%          pfd    264411778     $976,467.20    45040   sole
 E.I. du Pont De Nemours and com    263534109     $3,006,505.4 80733.23   sole
 Co                                                       0
 eBay Inc.                   com    278642103     $535,790.33    19868   sole
 El Paso Pipeline Ptnr Lp    com    283702108     $426,795.61 15302.82   sole
 Eli Lilly and Company       com    532457108     $381,750.54 10539.77   sole
 Emerson Electric Co.        com    291011104     $212,686.50     4225   sole
 Entergy Corporation         com    29364G103     $790,750.73 9720.353   sole
 Enterprise Prd Prtnrs LP    com    293792107     $659,774.30 19079.65   sole
 Exelon Corporation          com    30161N101     $2,168,019.3 49486.86   sole
                                                          9
 Express Scripts, Inc.       com    302182100     $302,736.00     2975   sole
 Exxon Mobil Corporation     com    30231G102     $3,962,404.3 59158.02   sole
                                                          3
 Fastenal Co                 com    311900104     $1,151,675.1 23998.23   sole
                                                          9
 FPL Group, Inc.             com    302571104     $1,964,430.4 40646.19   sole
                                                          0
 FPL Grp Capital 8.75%       pfd    302570601     $299,011.50    10350   sole
 GE Capital 6.1%             pfd    369622519     $827,455.85    33085   sole
 General Dynamics            com    369550108     $1,218,376.1 15782.08   sole
 Corporation                                              6
 General Electric Company    com    369604103     $4,624,838.4   254112   sole
                                                          6
 Genuine Parts Company       com    372460105     $1,947,224.7 46099.07   sole
                                                          7
 Gilead Sciences, Inc.       com    375558103     $1,742,137.5    38314   sole
                                                          8
 Global Payments Inc         com    37940X102     $1,006,223.7 22090.53   sole
                                                          4
 Goldman Sachs Group In Pfd  pfd    38144x500     $916,374.30 36364.06   sole
 1/1
 Google Inc. Class A         com    38259P508     $242,727.36      428   sole
 HCP Inc.                    com    421915109     $1,393,506.2 42227.46   sole
                                                          9
 Hewlett-Packard Company     com    428236103     $5,137,513.3 96660.65   sole
                                                          9
 HNI Corporation             com    404251100     $378,572.08    14216   sole
 Honeywell International     com    438516106     $1,332,637.6 29437.55   sole
 Inc.                                                     4
 HSBC Hldgs Plc ADR A 6.2%   pfd    404280604     $947,600.50    41525   sole
 Intel Corporation           com    458140100     $2,566,367.3 115135.4   sole
                                                          3
 International Business      com    459200101     $3,058,182.2 23845.48   sole
 Machine                                                  7
 iShares Barclays 3-7 Yr     com    464288661     $505,869.00     4550   sole
 Treasu
 iShares Cohen & Steers      com    464287564     $1,791,081.6 31268.88   sole
 Realty                                                   3
 iShares Dow Jones US        com    464287697     $345,991.59 4784.176   sole
 Utilities
 iShares Emerging Markets    com    464288281     $758,725.05 7277.938   sole
 iShares iBoxx High Yield    com    464288513     $475,303.13 5378.558   sole
 Corp.
 iShares Nasdaq              com    464287556     $268,074.99 2947.823   sole
 Biotechnology S
 Jacobs Engineering Group    com    469814107     $345,161.22     7638   sole
 Inc.
 Johnson & Johnson           com    478160104     $4,059,808.7 62267.01   sole
                                                          4
 JP Morgan Chase 6.70%       pfd    48125E207     $213,793.77     8660   sole
 JPMorgan Chase & Co.        com    46625H100     $915,095.17 20449.05   sole
 JPMorgan Chase Cap J Tr 7%  pfd    46623D200     $276,311.60    10840   sole
 K TRON INTL INC COM         com    482730108     $254,949.00     1700   sole
 Kimberly-Clark Corporation  com    494368103     $1,243,385.9 19773.95   sole
                                                          0
 Kinder Morgan Energy        com    494550106     $1,115,635.7 17053.44   sole
 Partners                                                 6
 Lehman Brothers Holdings    com    524908100         $996.00    10000   sole
 Inc.
 Lowe's Companies, Inc.      com    548661107     $1,654,065.8 68237.04   sole
                                                          1
 LYNAS CORP COM              com    Q5683J103       $7,525.00    17500   sole
 M&T Capital Tr  8.50%       pfd    55292C203     $775,126.25    28445   sole
 Magellan Midstream          com    559080106     $806,697.52 16972.39   sole
 Partners, L
 Markel Corp Sr Deb Exp2046  pfd    570535203     $1,214,716.2    45925   sole
                                                          5
 Marriott International,     com    571903202     $2,631,946.0 83500.83   sole
 Inc.                                                     9
 MBNA Capital Ser E 8.1%     pfd    55270B201     $574,552.26    22955   sole
 McDonald's Corporation      com    580135101     $1,477,864.0 22150.24   sole
                                                          0
 Medtronic, Inc.             com    585055106     $750,150.73 16658.91   sole
 Merck & Co., Inc.           com    589331107     $235,529.10     6306   sole
 Mercury General Corporation com    589400100     $391,569.84 8956.309   sole
 Metlife Inc 6.5% Pfd Ser B  pfd    59156R603     $1,294,969.8 52748.26   sole
                                                          8
 Microsoft Corporation       com    594918104     $3,597,659.0 122839.4   sole
                                                          5
 Midway Gold Corp. F         com    598153104       $6,400.00    10000   sole
 Monsanto Company            com    61166W101     $2,142,286.1 29995.61   sole
                                                          3
 National City Cap 6.625%    pfd    63540T200     $564,180.50    23725   sole
 Nationwide Health           com    638620104     $249,311.53 7092.789   sole
 Properties
 Nestle S.A. Sponsored ADR   com    641069406     $259,969.05 5067.356   sole
 NIC Inc.                    com    62914B100      $86,570.00    11000   sole
 NIKE, Inc. Class B          com    654106103     $779,130.42 10600.41   sole
 Nokia Corporation           com    654902204     $508,142.46    32699   sole
 Novartis AG Sponsored ADR   com    66987V109     $1,519,182.1    28081   sole
                                                          0
 Novo Nordisk                com    670100205     $1,073,741.7    13923   sole
                                                          6
 Nstar                       com    671698107     $700,132.29 19766.58   sole
 Nucor Corporation           com    670346105     $954,724.92 21038.45   sole
 Nustar Energy Lp            com    67058H102     $749,364.21 12396.43   sole
 NYSE Group, Inc.            com    62949W103     $920,267.35 31079.61   sole
 Oracle Corporation          com    68389X105     $636,257.56 24747.47   sole
 Partner Re Ltd Pfd C 6.75%  pfd    G6852T204     $712,736.20    28670   sole
 Partner Re Ltd Pfd D 6.5%   pfd    G68603409     $1,105,969.6    46159   sole
                                                          4
 PartnerRe Ltd.              com    G6852T105     $1,709,914.2    21449   sole
                                                          8
 PepsiCo, Inc.               com    713448108     $3,160,251.2  47766.8   sole
                                                          4
 Pfizer Inc.                 com    717081103     $2,618,444.8   152679   sole
                                                          5
 Philip Morris Intl Inc      com    718172109     $521,058.60 9989.621   sole
 Plum Creek Timber Company,  com    729251108     $1,965,143.4 50504.84   sole
 Inc                                                      3
 Powershs Commdty Indx       com    73935S105     $2,496,036.4   106124   sole
                                                          8
 Praxair, Inc.               com    74005P104     $1,499,167.6 18062.26   sole
                                                          5
 Procter & Gamble Company    com    742718109     $2,252,282.8 35597.96   sole
                                                          1
 Prologis                    com    743410102     $296,122.15  22433.5   sole
 ProLogis 6.75%              pfd    743410805     $1,177,123.3 53823.41   sole
                                                          5
 Public Storage Inc Pfd 7%   pfd    74460D364     $1,543,835.0 61580.97   sole
                                                          0
 QUALCOMM, Incorporated      com    747525103     $4,227,188.3 100743.3   sole
                                                          5
 Raytheon Company            com    755111507     $583,049.52 10207.45   sole
 Regal Entertainment Group   com    758766109     $236,548.58 13463.21   sole
 Regency Center 7.25%        pfd    758849400     $283,811.70    11955   sole
 Roper Industries Inc.       com    776696106     $927,100.24  16028.7   sole
 Select Sector SPDR Trust-   com    81369Y506     $333,605.45 5799.817   sole
 Energ
 Select Sector SPDR Trust-   com    81369y803     $526,307.55 22783.88   sole
 Techn
 Southern Company            com    842587107     $2,129,916.0 64231.48   sole
                                                          1
 Stryker Corporation         com    863667101     $829,315.19 14493.45   sole
 T. Rowe Price Group, Inc.   com    74144T108     $551,074.25    10025   sole
 Target Corporation          com    87612E106     $336,315.74 6393.835   sole
 TC Pipelines LP             com    87233Q108     $833,018.07    21910   sole
 Teva Pharmaceutical         com    881624209     $2,904,156.5 46039.26   sole
 Industries                                               8
 Tiffany & Co.               com    886547108     $244,317.31 5144.605   sole
 Total S.A. Sponsored ADR    com    89151E109     $373,474.74     6437   sole
 Transocean Inc.             com    G90078109     $1,424,665.3    16493   sole
                                                          4
 U.S. Bancorp                com    902973304     $2,541,311.3 98195.96   sole
                                                          9
 Union Pacific Corporation   com    907818108     $821,600.74 11208.74   sole
 United Technologies         com    913017109     $2,373,785.6 32248.14   sole
 Corporatio                                               8
 V F Corp                    com    918204108     $1,458,459.6 18196.63   sole
                                                          9
 Verizon Communications Inc. com    92343V104     $3,328,261.8 107294.1   sole
                                                          4
 Walgreen Co.                com    931422109     $1,857,454.5 50079.66   sole
                                                          0
 Wal-Mart Stores, Inc.       com    931142103     $1,430,960.4  25736.7   sole
                                                          7
 Walt Disney Company         com    254687106     $374,597.91 10730.39   sole
 Washington Real Estate      com    939653101     $1,291,180.6 42264.51   sole
 Investm                                                  7
 Waste Management, Inc       com    94106L109     $2,016,921.7 58580.36   sole
                                                          2
 WellPoint, Inc.             com    94973V107     $1,150,728.1    17874   sole
                                                          2
 Wells Fargo & Company       com    949746101     $2,794,978.2 89812.92   sole
                                                          0
 Wells Fargo Capital IV Gtd  pfd    94976Y207     $489,542.46    19434   sole
 Cap
 Xcel Energy  7.6%           pfd    98389B886     $1,013,134.2    37635   sole
                                                          0
 Xcel Energy Inc.            com    98389B100     $2,067,888.0 97541.89   sole
                                                          3
 Xilinx Inc                  com    983919101     $738,997.26 28980.28   sole
 YUM! Brands, Inc.           com    988498101     $1,059,870.9 27651.21   sole
                                                          2